Provision for Warranty (Schedule of Product Warranty Liability) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	€ 49,512	€ 8,273
Charged to cost of sales	26,527	29,809
Acquisitions	33,733
Deductions	(31,948)	(24,822)
Foreign currency translation effect	(170)	2,519
Ending balance	43,921	49,512
Non-current portion	(5,298)	(6,828)
Current portion	€ 38,623	€ 42,684
Minimum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	1 year
Maximum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	2 years